TAXATION - PRC operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
(Loss) income before income taxes	¥ (628,530)	$ (91,130)	¥ 626,508	¥ (2,570,923)
Income tax benefits (expenses) computed at applicable tax rates (25%)	157,133	22,782	(156,627)	642,731
Non-deductible expenses	(72,156)	(10,462)	(13,116)	(4,117)
Research and development expenses	67,789	9,828	45,122	32,777
Preferential rate	(6,163)	(894)	14,232	26,554
Current and deferred tax rate differences	15,847	2,298	26,115	(36,391)
International rate differences	(75,119)	(10,891)	120,678	(711,962)
Tax exempted income	249	36	14,536	1,087
Foreign investment	(39,224)	(5,687)	(49,815)	(10,263)
Unrecognized tax benefits	(13,674)	(1,983)	(12,338)	(58,449)
Change in valuation allowance	(135,732)	(19,679)	(79,733)	6,465
Prior year provision to return true up	(28,949)	(4,197)	(22,898)	2,232
Others	3,465	501	(2,437)
Income tax expenses	¥ (133,464)	$ (19,350)	¥ (111,407)	¥ (109,336)